Schedule of Investments (unaudited)
December 31, 2022
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.7%
AAR Corp.(a)	1,615	$ 72,514
AeroVironment, Inc.(a)(b)	1,217	104,248
Kaman Corp.	1,360	30,328
National Presto Industries, Inc.	248	16,978
Park Aerospace Corp.	942	12,632
Triumph Group, Inc.(a)	3,151	33,149
		269,849
Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings, Inc.(a)	1,250	126,000
Forward Air Corp.	1,290	135,308
Hub Group, Inc., Class A(a)	1,386	110,173
		371,481
Airlines — 0.4%
Allegiant Travel Co.(a)	760	51,672
Hawaiian Holdings, Inc.(a)(b)	2,494	25,589
SkyWest, Inc.(a)	2,453	40,499
Sun Country Airlines Holdings, Inc.(a)	1,580	25,059
		142,819
Auto Components — 1.3%
American Axle & Manufacturing Holdings, Inc.(a)	5,554	43,432
Dorman Products, Inc.(a)	1,371	110,873
Gentherm, Inc.(a)	1,610	105,117
LCI Industries	1,238	114,453
Motorcar Parts of America, Inc.(a)	942	11,172
Patrick Industries, Inc.	1,046	63,388
Standard Motor Products, Inc.	910	31,668
XPEL, Inc.(a)	952	57,177
		537,280
Automobiles — 0.2%
Winnebago Industries, Inc.	1,480	77,996
Banks — 9.2%
Ameris Bancorp	2,766	130,389
Banc of California, Inc.	2,374	37,818
BancFirst Corp.	849	74,865
Bancorp, Inc.(a)	2,385	67,686
BankUnited, Inc.	3,279	111,388
Banner Corp.	1,451	91,703
Berkshire Hills Bancorp, Inc.(b)	581	17,372
Brookline Bancorp, Inc.	3,110	44,006
Central Pacific Financial Corp.	464	9,410
City Holding Co.	428	39,843
Columbia Banking System, Inc.	3,273	98,615
Community Bank System, Inc.	2,280	143,526
Customers Bancorp, Inc.(a)	1,193	33,810
CVB Financial Corp.	5,577	143,608
Dime Community Bancshares, Inc.	1,570	49,973
Eagle Bancorp, Inc.	1,360	59,935
FB Financial Corp.	1,707	61,691
First BanCorp/Puerto Rico	6,475	82,362
First Bancorp/Southern Pines NC	1,473	63,103
First Commonwealth Financial Corp.	1,770	24,727
First Financial Bancorp	3,854	93,382
First Hawaiian, Inc.	6,192	161,240
Hanmi Financial Corp.	1,259	31,160
Heritage Financial Corp.	1,409	43,172
Hilltop Holdings, Inc.	2,225	66,772
HomeStreet, Inc.	766	21,126
Hope Bancorp, Inc.	3,221	41,261
Independent Bank Corp.	1,185	100,050
Security	Shares	Value
Banks (continued)
Independent Bank Group, Inc.	1,719	$ 103,278
Lakeland Financial Corp.	1,078	78,662
National Bank Holdings Corp., Class A	1,465	61,633
NBT Bancorp, Inc.	1,738	75,464
Northwest Bancshares, Inc.	5,412	75,660
OFG Bancorp	1,618	44,592
Pacific Premier Bancorp, Inc.	4,032	127,250
Park National Corp.	704	99,088
Pathward Financial, Inc.	1,023	44,040
Preferred Bank	107	7,984
Renasant Corp.	2,374	89,239
S&T Bancorp, Inc.	1,005	34,351
Seacoast Banking Corp. of Florida(b)	2,543	79,316
ServisFirst Bancshares, Inc.	2,372	163,454
Simmons First National Corp., Class A	3,595	77,580
Southside Bancshares, Inc.	1,296	46,643
Stellar Bancorp, Inc.	2,156	63,516
Tompkins Financial Corp.	560	43,445
Triumph Financial, Inc.(a)	1,006	49,163
Trustmark Corp.	2,328	81,270
United Community Banks, Inc.	4,408	148,990
Veritex Holdings, Inc.	1,859	52,201
Westamerica Bancorp	1,103	65,088
		3,655,900
Beverages — 0.3%
MGP Ingredients, Inc.	750	79,785
National Beverage Corp.(a)	1,131	52,625
		132,410
Biotechnology — 2.7%
Anika Therapeutics, Inc.(a)	710	21,016
Arcus Biosciences, Inc.(a)	2,527	52,258
Avid Bioservices, Inc.(a)	3,016	41,530
Catalyst Pharmaceuticals, Inc.(a)	4,642	86,341
Coherus Biosciences, Inc.(a)	3,129	24,782
Cytokinetics, Inc.(a)	4,589	210,268
Dynavax Technologies Corp.(a)	5,755	61,233
Eagle Pharmaceuticals, Inc.(a)	505	14,761
Emergent BioSolutions, Inc.(a)	2,154	25,439
Enanta Pharmaceuticals, Inc.(a)	944	43,915
Ironwood Pharmaceuticals, Inc., Class A(a)	6,473	80,200
Myriad Genetics, Inc.(a)	3,931	57,039
Organogenesis Holdings, Inc., Class A(a)	3,462	9,313
REGENXBIO, Inc.(a)	1,826	41,414
uniQure NV(a)(b)	1,997	45,272
Vanda Pharmaceuticals, Inc.(a)	2,743	20,271
Vericel Corp.(a)	2,289	60,292
Vir Biotechnology, Inc.(a)	3,679	93,116
Xencor, Inc.(a)	2,906	75,672
		1,064,132
Building Products — 2.2%
AAON, Inc.	2,043	153,879
American Woodmark Corp.(a)	807	39,430
Apogee Enterprises, Inc.	1,077	47,883
Gibraltar Industries, Inc.(a)	1,503	68,958
Griffon Corp.	2,298	82,245
Insteel Industries, Inc.	944	25,979
PGT Innovations, Inc.(a)	2,909	52,246
Quanex Building Products Corp.	1,607	38,054
Resideo Technologies, Inc.(a)	7,074	116,367
UFP Industries, Inc.	2,991	237,037
		862,078

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets — 1.1%
B Riley Financial, Inc.	774	$ 26,471
Blucora, Inc.(a)	2,323	59,306
Brightsphere Investment Group, Inc.	1,566	32,228
Donnelley Financial Solutions, Inc.(a)	1,215	46,960
Piper Sandler Cos.	687	89,441
StoneX Group, Inc.(a)	836	79,671
Virtus Investment Partners, Inc.	332	63,558
WisdomTree, Inc.	4,952	26,988
		424,623
Chemicals — 3.1%
AdvanSix, Inc.	1,338	50,871
American Vanguard Corp.	1,348	29,265
Balchem Corp.	1,559	190,369
FutureFuel Corp.	1,246	10,130
Hawkins, Inc.	917	35,396
HB Fuller Co.	2,586	185,209
Innospec, Inc.	1,201	123,535
Koppers Holdings, Inc.	1,013	28,567
Livent Corp.(a)	8,698	172,829
Minerals Technologies, Inc.	1,575	95,634
Quaker Chemical Corp.	662	110,488
Rayonier Advanced Materials, Inc.(a)	3,102	29,779
Stepan Co.	1,025	109,122
Tredegar Corp.	1,234	12,611
Trinseo PLC	1,697	38,539
		1,222,344
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	3,209	142,544
Brady Corp., Class A, NVS	2,250	105,975
Deluxe Corp.	2,091	35,505
GEO Group, Inc.(a)	5,288	57,904
Harsco Corp.(a)	3,855	24,248
Healthcare Services Group, Inc.	3,594	43,128
HNI Corp.	2,007	57,059
Interface, Inc., Class A	2,822	27,853
KAR Auction Services, Inc.(a)	5,281	68,917
Matthews International Corp., Class A	1,485	45,203
MillerKnoll, Inc.	3,665	77,002
Pitney Bowes, Inc.	1,838	6,984
UniFirst Corp.	734	141,655
Viad Corp.(a)	1,003	24,463
		858,440
Communications Equipment — 1.6%
ADTRAN Holdings, Inc.	3,428	64,412
Clearfield, Inc.(a)	558	52,530
Comtech Telecommunications Corp.	1,342	16,292
Digi International, Inc.(a)	1,711	62,537
Extreme Networks, Inc.(a)	6,368	116,598
Harmonic, Inc.(a)(b)	5,113	66,980
NETGEAR, Inc.(a)	1,400	25,354
NetScout Systems, Inc.(a)	3,329	108,226
Viavi Solutions, Inc.(a)	10,976	115,358
		628,287
Construction & Engineering — 1.2%
Arcosa, Inc.	2,346	127,482
Comfort Systems U.S.A., Inc.	1,737	199,894
Granite Construction, Inc.	2,120	74,348
MYR Group, Inc.(a)	806	74,208
		475,932
Security	Shares	Value
Consumer Finance — 0.6%
Encore Capital Group, Inc.(a)	1,133	$ 54,316
Enova International, Inc.(a)	1,527	58,591
Green Dot Corp., Class A(a)	875	13,843
LendingTree, Inc.(a)	532	11,348
PRA Group, Inc.(a)	1,891	63,878
PROG Holdings, Inc.(a)	2,426	40,975
World Acceptance Corp.(a)	161	10,616
		253,567
Containers & Packaging — 0.4%
Myers Industries, Inc.	1,771	39,369
O-I Glass, Inc.(a)	7,522	124,640
		164,009
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.(a)	2,203	78,207
Frontdoor, Inc.(a)	3,953	82,222
Perdoceo Education Corp.(a)	3,258	45,286
Strategic Education, Inc.	1,079	84,507
Stride, Inc.(a)	1,984	62,060
WW International, Inc.(a)	2,620	10,113
		362,395
Diversified Telecommunication Services — 0.4%
ATN International, Inc.	521	23,606
Cogent Communications Holdings, Inc.	2,071	118,213
Consolidated Communications Holdings, Inc.(a)	3,581	12,820
		154,639
Electrical Equipment — 0.5%
AZZ, Inc.	1,205	48,441
Encore Wire Corp.	892	122,703
Powell Industries, Inc.	442	15,550
		186,694
Electronic Equipment, Instruments & Components — 4.3%
Advanced Energy Industries, Inc.	1,814	155,605
Arlo Technologies, Inc.(a)	4,278	15,016
Badger Meter, Inc.	1,423	155,150
Benchmark Electronics, Inc.	1,706	45,533
CTS Corp.	1,545	60,904
ePlus, Inc.(a)	1,304	57,741
Fabrinet(a)	1,775	227,590
FARO Technologies, Inc.(a)	910	26,763
Insight Enterprises, Inc.(a)	1,469	147,297
Itron, Inc.(a)	2,190	110,923
Knowles Corp.(a)	4,411	72,429
Methode Electronics, Inc.	1,774	78,712
OSI Systems, Inc.(a)	697	55,425
PC Connection, Inc.	549	25,748
Plexus Corp.(a)	1,343	138,235
Rogers Corp.(a)	798	95,233
Sanmina Corp.(a)	2,785	159,553
ScanSource, Inc.(a)	1,071	31,295
TTM Technologies, Inc.(a)	4,958	74,767
		1,733,919
Energy Equipment & Services — 2.3%
Archrock, Inc.	6,489	58,271
Bristow Group, Inc.(a)	1,143	31,010
Core Laboratories NV	2,250	45,607
DMC Global, Inc.(a)	898	17,457
Dril-Quip, Inc.(a)	1,646	44,722
Helix Energy Solutions Group, Inc.(a)	6,920	51,070
Helmerich & Payne, Inc.	5,107	253,154
Nabors Industries Ltd.(a)	434	67,214

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
Oil States International, Inc.(a)	3,099	$ 23,118
Patterson-UTI Energy, Inc.	10,515	177,073
ProPetro Holding Corp.(a)	4,665	48,376
RPC, Inc.	4,035	35,871
U.S. Silica Holdings, Inc.(a)	3,672	45,900
		898,843
Entertainment — 0.2%
Cinemark Holdings, Inc.(a)	5,199	45,023
Marcus Corp.	1,182	17,009
		62,032
Equity Real Estate Investment Trusts (REITs) — 7.3%
Acadia Realty Trust	4,044	58,031
Agree Realty Corp.	4,295	304,644
Alexander & Baldwin, Inc.	3,519	65,911
American Assets Trust, Inc.	2,524	66,886
Armada Hoffler Properties, Inc.	3,285	37,778
Brandywine Realty Trust	7,299	44,889
CareTrust REIT, Inc.	4,705	87,419
Centerspace	729	42,770
Chatham Lodging Trust	2,368	29,055
Community Healthcare Trust, Inc.	1,142	40,884
DiamondRock Hospitality Co.	10,154	83,161
Easterly Government Properties, Inc.(b)	4,401	62,802
Elme Communities	4,245	75,561
Essential Properties Realty Trust, Inc.	6,906	162,084
Four Corners Property Trust, Inc.	4,071	105,561
Franklin Street Properties Corp.	4,457	12,168
Getty Realty Corp.	1,812	61,336
Global Net Lease, Inc.	5,034	63,277
Hersha Hospitality Trust, Class A	1,611	13,726
Hudson Pacific Properties, Inc.	6,219	60,511
Industrial Logistics Properties Trust	3,206	10,484
Innovative Industrial Properties, Inc.	1,358	137,633
iStar, Inc.	4,204	32,077
LTC Properties, Inc.	1,965	69,817
LXP Industrial Trust	13,371	133,977
NexPoint Residential Trust, Inc.	1,103	48,003
Office Properties Income Trust	2,355	31,439
Orion Office REIT, Inc.	2,745	23,442
Outfront Media, Inc.	740	12,269
Retail Opportunity Investments Corp.	6,041	90,796
RPT Realty	3,617	36,315
Safehold, Inc.	1,176	33,657
Saul Centers, Inc.	626	25,466
Service Properties Trust	8,023	58,488
SITE Centers Corp.	8,967	122,489
Summit Hotel Properties, Inc.	5,184	37,429
Sunstone Hotel Investors, Inc.	10,203	98,561
Tanger Factory Outlet Centers, Inc.	5,061	90,794
Uniti Group, Inc.	11,502	63,606
Universal Health Realty Income Trust	617	29,449
Urban Edge Properties	5,694	80,229
Urstadt Biddle Properties, Inc., Class A	1,447	27,421
Veris Residential, Inc.(a)	3,843	61,219
Whitestone REIT	2,252	21,709
Xenia Hotels & Resorts, Inc.	5,063	66,730
		2,921,953
Food & Staples Retailing — 0.9%
Andersons, Inc.	1,510	52,835
Chefs’ Warehouse, Inc.(a)	1,652	54,978
PriceSmart, Inc.	1,215	73,848
Security	Shares	Value
Food & Staples Retailing (continued)
SpartanNash Co.	1,710	$ 51,710
United Natural Foods, Inc.(a)	2,828	109,472
		342,843
Food Products — 2.2%
B&G Foods, Inc.	3,476	38,757
Calavo Growers, Inc.	860	25,284
Cal-Maine Foods, Inc.	1,842	100,297
Fresh Del Monte Produce, Inc.	1,485	38,892
Hain Celestial Group, Inc.(a)	4,330	70,060
Hostess Brands, Inc., Class A(a)(b)	6,494	145,725
J & J Snack Foods Corp.	728	108,989
John B Sanfilippo & Son, Inc.	433	35,212
Seneca Foods Corp., Class A(a)	258	15,725
Simply Good Foods Co.(a)	4,081	155,201
Tootsie Roll Industries, Inc.	860	36,610
TreeHouse Foods, Inc.(a)	2,448	120,882
		891,634
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	280	33,091
Northwest Natural Holding Co.	1,702	80,998
South Jersey Industries, Inc.	5,951	211,439
		325,528
Health Care Equipment & Supplies — 2.6%
AngioDynamics, Inc.(a)	1,896	26,108
Artivion, Inc.(a)	1,954	23,683
Avanos Medical, Inc.(a)	2,255	61,020
Cardiovascular Systems, Inc.(a)	2,030	27,649
CONMED Corp.	1,484	131,542
Cutera, Inc.(a)	865	38,250
Glaukos Corp.(a)	2,312	100,988
Heska Corp.(a)	495	30,769
Inogen, Inc.(a)	1,111	21,898
Integer Holdings Corp.(a)	1,607	110,015
LeMaitre Vascular, Inc.	939	43,213
Meridian Bioscience, Inc.(a)	2,120	70,405
Merit Medical Systems, Inc.(a)	2,766	195,335
Mesa Laboratories, Inc.	243	40,389
OraSure Technologies, Inc.(a)	3,523	16,981
Orthofix Medical, Inc.(a)	959	19,688
Surmodics, Inc.(a)	678	23,133
Varex Imaging Corp.(a)	1,936	39,301
Zynex, Inc.(a)	1,054	14,661
		1,035,028
Health Care Providers & Services — 3.2%
AdaptHealth Corp.(a)	3,724	71,575
Addus HomeCare Corp.(a)	783	77,901
AMN Healthcare Services, Inc.(a)	2,103	216,230
Apollo Medical Holdings, Inc.(a)(b)	1,925	56,961
Community Health Systems, Inc.(a)	6,075	26,244
CorVel Corp.(a)	447	64,962
Cross Country Healthcare, Inc.(a)(b)	1,719	45,674
Ensign Group, Inc.	2,694	254,879
Fulgent Genetics, Inc.(a)	957	28,499
Joint Corp.(a)	711	9,940
ModivCare, Inc.(a)	618	55,453
Owens & Minor, Inc.	3,697	72,202
Pediatrix Medical Group, Inc.(a)	3,974	59,054
Pennant Group, Inc.(a)	1,367	15,010
RadNet, Inc.(a)	2,366	44,552

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Select Medical Holdings Corp.	5,048	$ 125,342
U.S. Physical Therapy, Inc.	630	51,049
		1,275,527
Health Care Technology — 0.6%
Computer Programs and Systems, Inc.(a)	691	18,809
HealthStream, Inc.(a)	1,172	29,113
NextGen Healthcare, Inc.(a)	2,657	49,899
OptimizeRx Corp.(a)	833	13,994
Simulations Plus, Inc.	776	28,378
Veradigm, Inc.(a)	5,299	93,474
		233,667
Hotels, Restaurants & Leisure — 1.9%
BJ’s Restaurants, Inc.(a)	1,134	29,915
Bloomin’ Brands, Inc.	4,256	85,631
Brinker International, Inc.(a)	2,135	68,128
Cheesecake Factory, Inc.	2,320	73,567
Chuy’s Holdings, Inc.(a)	872	24,678
Dave & Buster’s Entertainment, Inc.(a)	2,036	72,156
Dine Brands Global, Inc.	761	49,160
El Pollo Loco Holdings, Inc.	979	9,751
Golden Entertainment, Inc.(a)	1,063	39,756
Jack in the Box, Inc.	1,023	69,799
Monarch Casino & Resort, Inc.(a)	644	49,517
Ruth’s Hospitality Group, Inc.	1,469	22,740
Shake Shack, Inc., Class A(a)	1,808	75,086
Six Flags Entertainment Corp.(a)	3,591	83,491
		753,375
Household Durables — 2.6%
Cavco Industries, Inc.(a)	403	91,179
Century Communities, Inc.	1,371	68,564
Ethan Allen Interiors, Inc.	1,106	29,221
Green Brick Partners, Inc.(a)	1,318	31,935
Installed Building Products, Inc.	1,143	97,841
iRobot Corp.(a)	1,320	63,532
La-Z-Boy, Inc.	2,087	47,625
LGI Homes, Inc.(a)	993	91,952
M/I Homes, Inc.(a)	1,329	61,373
MDC Holdings, Inc.	2,764	87,342
Meritage Homes Corp.(a)	1,774	163,563
Sonos, Inc.(a)	6,171	104,290
Tri Pointe Homes, Inc.(a)	4,894	90,979
Universal Electronics, Inc.(a)	583	12,132
		1,041,528
Household Products — 0.5%
Central Garden & Pet Co.(a)	473	17,714
Central Garden & Pet Co., Class A, NVS(a)	2,011	71,994
WD-40 Co.	662	106,721
		196,429
Insurance — 2.5%
Ambac Financial Group, Inc.(a)	2,181	38,037
American Equity Investment Life Holding Co.	3,366	153,557
AMERISAFE, Inc.	930	48,332
Assured Guaranty Ltd.	2,907	180,990
Employers Holdings, Inc.	794	34,245
Genworth Financial, Inc., Class A(a)	14,070	74,430
HCI Group, Inc.	336	13,302
Horace Mann Educators Corp.	1,098	41,032
James River Group Holdings Ltd.	1,590	33,247
Mercury General Corp.	1,290	44,118
Palomar Holdings, Inc.(a)	1,224	55,276
Security	Shares	Value
Insurance (continued)
ProAssurance Corp.	1,419	$ 24,790
Safety Insurance Group, Inc.	587	49,461
SiriusPoint Ltd.(a)	4,121	24,314
Stewart Information Services Corp.	1,151	49,182
Trupanion, Inc.(a)	1,705	81,039
United Fire Group, Inc.	920	25,171
Universal Insurance Holdings, Inc.	1,221	12,930
		983,453
Interactive Media & Services — 0.6%
Cars.com, Inc.(a)	3,004	41,365
QuinStreet, Inc.(a)	2,446	35,100
Shutterstock, Inc.	1,162	61,261
Yelp, Inc.(a)	3,381	92,436
		230,162
Internet & Direct Marketing Retail — 0.1%
Liquidity Services, Inc.(a)	1,313	18,461
PetMed Express, Inc.	1,023	18,107
		36,568
IT Services — 1.2%
CSG Systems International, Inc.	1,469	84,027
EVERTEC, Inc.	3,163	102,418
Perficient, Inc.(a)	1,679	117,244
Sabre Corp.(a)	15,926	98,423
TTEC Holdings, Inc.	926	40,864
Unisys Corp.(a)	3,273	16,725
		459,701
Life Sciences Tools & Services — 0.2%
BioLife Solutions, Inc.(a)	1,659	30,194
NeoGenomics, Inc.(a)	6,125	56,595
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	262	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	262	—
		86,789
Machinery — 4.9%
3D Systems Corp.(a)	6,361	47,071
Alamo Group, Inc.	500	70,800
Albany International Corp., Class A	1,509	148,772
Astec Industries, Inc.	1,102	44,807
Barnes Group, Inc.(b)	2,452	100,164
CIRCOR International, Inc.(a)	987	23,649
Enerpac Tool Group Corp.	2,758	70,191
EnPro Industries, Inc.	1,009	109,668
ESCO Technologies, Inc.	1,253	109,688
Federal Signal Corp.	2,942	136,715
Franklin Electric Co., Inc.	1,888	150,568
Greenbrier Cos., Inc.	1,589	53,279
Hillenbrand, Inc.	3,378	144,139
John Bean Technologies Corp.	1,544	141,014
Lindsay Corp.	532	86,636
Proto Labs, Inc.(a)	1,316	33,598
SPX Technologies, Inc.(a)	2,198	144,299
Standex International Corp.	581	59,500
Tennant Co.	903	55,598
Titan International, Inc.(a)	2,469	37,825
Trinity Industries, Inc.	3,946	116,683
Wabash National Corp.	2,325	52,545
		1,937,209
Marine — 0.3%
Matson, Inc.	1,839	114,956

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media — 0.5%
AMC Networks, Inc., Class A(a)	1,360	$ 21,311
EW Scripps Co., Class A, NVS(a)	2,811	37,077
Gannett Co., Inc.(a)	7,065	14,342
Scholastic Corp., NVS	1,441	56,862
TechTarget, Inc.(a)	1,310	57,719
Thryv Holdings, Inc.(a)	1,488	28,272
		215,583
Metals & Mining — 1.8%
Arconic Corp.(a)	4,513	95,495
ATI, Inc.(a)	6,278	187,461
Carpenter Technology Corp.	2,350	86,809
Century Aluminum Co.(a)	2,480	20,286
Compass Minerals International, Inc.	1,651	67,691
Haynes International, Inc.	604	27,597
Kaiser Aluminum Corp.	777	59,021
Materion Corp.(b)	1,001	87,598
Olympic Steel, Inc.	470	15,783
SunCoke Energy, Inc.	4,046	34,917
TimkenSteel Corp.(a)	1,919	34,868
		717,526
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Apollo Commercial Real Estate Finance, Inc.	6,272	67,487
ARMOUR Residential REIT, Inc.	6,408	36,077
Ellington Financial, Inc.	2,784	34,438
Franklin BSP Realty Trust, Inc.	4,001	51,613
Granite Point Mortgage Trust, Inc.	2,564	13,743
Invesco Mortgage Capital, Inc.	1,714	21,819
KKR Real Estate Finance Trust, Inc.	2,783	38,851
New York Mortgage Trust, Inc.	17,996	46,070
PennyMac Mortgage Investment Trust	4,314	53,450
Ready Capital Corp.	4,771	53,149
Redwood Trust, Inc.	5,497	37,160
Two Harbors Investment Corp.	4,190	66,076
		519,933
Multiline Retail — 0.0%
Big Lots, Inc.	1,402	20,609
Multi-Utilities — 0.4%
Avista Corp.	3,131	138,828
Unitil Corp.	777	39,907
		178,735
Oil, Gas & Consumable Fuels — 0.7%
Dorian LPG Ltd.	1,545	29,278
Green Plains, Inc.(a)	2,155	65,727
Par Pacific Holdings, Inc.(a)	2,691	62,566
REX American Resources Corp.(a)	752	23,959
World Fuel Services Corp.	3,002	82,044
		263,574
Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	812	30,702
Mercer International, Inc.	1,959	22,803
Sylvamo Corp.	1,604	77,938
		131,443
Personal Products — 1.3%
Edgewell Personal Care Co.	2,514	96,890
elf Beauty, Inc.(a)	2,440	134,932
Inter Parfums, Inc.	869	83,876
Medifast, Inc.	530	61,135
Security	Shares	Value
Personal Products (continued)
Nu Skin Enterprises, Inc., Class A	2,397	$ 101,058
USANA Health Sciences, Inc.(a)	542	28,834
		506,725
Pharmaceuticals — 1.9%
Amphastar Pharmaceuticals, Inc.(a)(b)	1,828	51,221
ANI Pharmaceuticals, Inc.(a)	593	23,856
Cara Therapeutics, Inc.(a)(b)	2,188	23,499
Collegium Pharmaceutical, Inc.(a)	1,629	37,793
Corcept Therapeutics, Inc.(a)	4,648	94,401
Harmony Biosciences Holdings, Inc.(a)	1,439	79,289
Innoviva, Inc.(a)	3,046	40,360
Ligand Pharmaceuticals, Inc.(a)	785	52,438
Nektar Therapeutics(a)	9,116	20,602
Pacira BioSciences, Inc.(a)	2,226	85,946
Phibro Animal Health Corp., Class A	998	13,383
Prestige Consumer Healthcare, Inc.(a)	2,402	150,365
Supernus Pharmaceuticals, Inc.(a)	2,621	93,491
		766,644
Professional Services — 1.5%
Exponent, Inc.	2,461	243,861
Forrester Research, Inc.(a)	546	19,525
Heidrick & Struggles International, Inc.	963	26,935
Kelly Services, Inc., Class A, NVS	1,678	28,358
Korn Ferry	2,589	131,055
NV5 Global, Inc.(a)	606	80,186
Resources Connection, Inc.	1,556	28,599
TrueBlue, Inc.(a)	1,586	31,054
		589,573
Real Estate Management & Development — 0.4%
Anywhere Real Estate, Inc.(a)	5,309	33,925
Douglas Elliman, Inc.	3,305	13,451
Marcus & Millichap, Inc.	1,202	41,409
RE/MAX Holdings, Inc., Class A	885	16,496
St Joe Co.	1,640	63,386
		168,667
Road & Rail — 0.4%
ArcBest Corp.(b)	1,183	82,857
Heartland Express, Inc.	2,258	34,638
Marten Transport Ltd.	2,791	55,206
		172,701
Semiconductors & Semiconductor Equipment — 3.5%
Alpha & Omega Semiconductor Ltd.(a)	1,077	30,770
Axcelis Technologies, Inc.(a)	1,599	126,897
CEVA, Inc.(a)	1,125	28,777
Cohu, Inc.(a)	2,309	74,003
Diodes, Inc.(a)	2,210	168,269
FormFactor, Inc.(a)	3,736	83,051
Ichor Holdings Ltd.(a)	1,396	37,441
Kulicke & Soffa Industries, Inc.	2,815	124,592
MaxLinear, Inc.(a)	3,505	118,995
Onto Innovation, Inc.(a)	2,407	163,893
PDF Solutions, Inc.(a)	1,433	40,869
Photronics, Inc.(a)	2,993	50,372
Rambus, Inc.(a)	5,212	186,694
SMART Global Holdings, Inc.(a)	2,357	35,072
Ultra Clean Holdings, Inc.(a)	2,207	73,162
Veeco Instruments, Inc.(a)	2,494	46,339
		1,389,196
Software — 2.6%
8x8, Inc.(a)	5,417	23,401

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
A10 Networks, Inc.	3,099	$ 51,536
Adeia, Inc.	5,094	48,291
Agilysys, Inc.(a)	960	75,974
Alarm.com Holdings, Inc.(a)	2,421	119,791
Cerence, Inc.(a)	1,911	35,411
Consensus Cloud Solutions, Inc.(a)	857	46,072
Digital Turbine, Inc.(a)	4,370	66,599
Ebix, Inc.	1,138	22,715
InterDigital, Inc.	1,439	71,202
LivePerson, Inc.(a)	3,399	34,466
LiveRamp Holdings, Inc.(a)	3,223	75,547
OneSpan, Inc.(a)	1,711	19,146
Progress Software Corp.(b)	2,086	105,239
SPS Commerce, Inc.(a)	1,751	224,881
Xperi, Inc.(a)	2,059	17,728
		1,037,999
Specialty Retail — 4.5%
Aaron’s Co., Inc.	1,369	16,360
Abercrombie & Fitch Co., Class A(a)	2,399	54,961
American Eagle Outfitters, Inc.	8,449	117,948
America’s Car-Mart, Inc.(a)	282	20,377
Asbury Automotive Group, Inc.(a)(b)	1,074	192,515
Bed Bath & Beyond, Inc.(a)(b)	3,721	9,340
Boot Barn Holdings, Inc.(a)	1,445	90,341
Buckle, Inc.	1,434	65,032
Caleres, Inc.	1,769	39,413
Chico’s FAS, Inc.(a)	5,564	27,375
Children’s Place, Inc.(a)	631	22,981
Designer Brands, Inc., Class A	2,467	24,127
Genesco, Inc.(a)	602	27,704
Group 1 Automotive, Inc.	711	128,243
Guess?, Inc.	1,480	30,621
Haverty Furniture Cos., Inc.	642	19,196
Hibbett, Inc.	621	42,365
Leslie’s, Inc.(a)	7,191	87,802
MarineMax, Inc.(a)	914	28,535
Monro, Inc.	1,527	69,020
National Vision Holdings, Inc.(a)	3,826	148,296
ODP Corp.(a)	1,954	88,985
Rent-A-Center, Inc.	2,429	54,774
Sally Beauty Holdings, Inc.(a)	5,189	64,966
Shoe Carnival, Inc.	831	19,869
Signet Jewelers Ltd.	2,249	152,932
Sleep Number Corp.(a)(b)	1,066	27,695
Sonic Automotive, Inc., Class A	810	39,909
Urban Outfitters, Inc.(a)	2,922	69,690
Zumiez, Inc.(a)	754	16,392
		1,797,764
Technology Hardware, Storage & Peripherals — 0.2%
Avid Technology, Inc.(a)	1,610	42,810
Corsair Gaming, Inc.(a)	1,863	25,281
		68,091
Textiles, Apparel & Luxury Goods — 0.9%
G-III Apparel Group Ltd.(a)	2,072	28,407
Kontoor Brands, Inc.	2,395	95,776
Movado Group, Inc.	770	24,833
Oxford Industries, Inc.	725	67,555
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Steven Madden Ltd.	3,551	$ 113,490
Wolverine World Wide, Inc.	3,819	41,742
		371,803
Thrifts & Mortgage Finance — 1.7%
Axos Financial, Inc.(a)	2,375	90,772
Capitol Federal Financial, Inc.	5,491	47,497
Mr. Cooper Group, Inc.(a)	3,423	137,365
NMI Holdings, Inc., Class A(a)	4,054	84,729
Northfield Bancorp, Inc.	1,784	28,062
Provident Financial Services, Inc.	3,208	68,523
TrustCo Bank Corp.	801	30,110
Walker & Dunlop, Inc.	1,489	116,857
WSFS Financial Corp.	1,754	79,526
		683,441
Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	1,871	235,802
Boise Cascade Co.	1,914	131,434
DXP Enterprises, Inc.(a)	765	21,076
GMS, Inc.(a)	2,057	102,439
NOW, Inc.(a)	5,355	68,008
Veritiv Corp.	656	79,842
		638,601
Water Utilities — 0.8%
American States Water Co.	1,793	165,942
California Water Service Group	2,659	161,242
		327,184
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(a)	3,147	46,450
Shenandoah Telecommunications Co.	2,429	38,572
Telephone & Data Systems, Inc.	4,841	50,782
		135,804
Total Long-Term Investments — 95.7% (Cost: $42,088,193)		38,107,615
Short-Term Securities
Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(d)(e)(f)	970,343	970,634
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(d)(e)	1,171,900	1,171,900
Total Short-Term Securities — 5.4% (Cost: $2,142,108)		2,142,534
Total Investments — 101.1% (Cost: $44,230,301)		40,250,149
Liabilities in Excess of Other Assets — (1.1)%		(429,204)
Net Assets — 100.0%		$ 39,820,945
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® ESG Screened S&P Small-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 405,593	$ 564,723(a)	$ —	$ (42)	$ 360	$ 970,634	970,343	$ 2,017(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	760,000	411,900(a)	—	—	—	1,171,900	1,171,900	20,396	1
				$ (42)	$ 360	$ 2,142,534		$ 22,413	$ 1
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-mini Russell 2000 Index	10	03/17/23	$ 89	$ 365
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$ 281,094	$ (1,273)(c)	$ 280,061	0.7%
	Monthly	HSBC Bank PLC(d)	02/10/23	413,325	(4,390)(e)	409,162	1.0
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	408,653	(6,598)(g)	402,607	1.0
					$ (12,261)	$ 1,091,830
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(240) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(227) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(552) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® ESG Screened S&P Small-Cap ETF
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Air Freight & Logistics
Hub Group, Inc.	66	$ 5,246	1.9%
Banks
BankUnited, Inc.	158	5,367	1.9
Berkshire Hills Bancorp, Inc.	770	23,023	8.2
Brookline Bancorp, Inc.	40	566	0.2
Central Pacific Financial Corp.	11	223	0.1
City Holding Co.	155	14,429	5.1
Customers Bancorp., Inc.	86	2,437	0.9
First Bancorp/Southern Pines NC	14	600	0.2
First Financial Bancorp	364	8,820	3.1
Hanmi Financial Corp.	97	2,401	0.9
Heritage Financial Corp.	152	4,657	1.7
HomeStreet, Inc.	25	690	0.2
Hope Bancorp, Inc.	869	11,132	4.0
Independent Bank Corp.	103	8,696	3.1
Lakeland Financial Corp.	50	3,649	1.3
NBT Bancorp, Inc.	167	7,251	2.6
Northwest Bancshares, Inc.	236	3,299	1.2
OFG Bancorp	47	1,295	0.5
Preferred Bank	277	20,670	7.4
Simmons First National Corp., Class A	407	8,783	3.1
Trustmark Corp.	249	8,693	3.1
United Community Banks, Inc.	269	9,092	3.2
Westamerica Bancorp	36	2,124	0.8
		147,897
Commercial Services & Supplies
GEO Group, Inc. (The)	234	2,562	0.9
Pitney Bowes, Inc.	971	3,690	1.3
		6,252
Consumer Finance
Bread Financial Holdings, Inc.	102	3,841	1.4
Equity Real Estate Investment Trusts (REITs)
Getty Realty Corp.	80	2,708	1.0
Gas Utilities
Chesapeake Utilities Corp.	70	8,273	2.9
Insurance
Employers Holdings, Inc.	24	1,035	0.4
Horace Mann Educators Corp.	121	4,521	1.6
ProAssurance Corp.	355	6,202	2.2
Safety Insurance Group, Inc.	34	2,865	1.0
		14,623
Specialty Retail
MarineMax, Inc.	44	1,374	0.5
Thrifts & Mortgage Finance
Provident Financial Services, Inc.	140	2,991	1.1
	Shares	Value	% of Basket Value
Thrifts & Mortgage Finance (continued)
TrustCo Bank Corp.	7	$ 263	0.1%
WSFS Financial Corp.	815	36,952	13.2
		40,206
Water Utilities
Middlesex Water Co.	631	49,641	17.7
Net Value of Reference Entity — Goldman Sachs Bank USA		$280,061
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Ameris Bancorp	134	$ 6,317	1.5%
Banc of California, Inc.	115	1,832	0.4
Bancorp, Inc.	105	2,980	0.7
Banner Corp.	70	4,424	1.1
Berkshire Hills Bancorp, Inc.	652	19,495	4.8
Brookline Bancorp, Inc.	268	3,792	0.9
City Holding Co.	78	7,261	1.8
Community Bank System, Inc.	110	6,924	1.7
Customers Bancorp, Inc.	80	2,267	0.6
CVB Financial Corp.	268	6,901	1.7
Eagle Bancorp., Inc.	54	2,380	0.6
First Bancorp	377	4,795	1.2
First Bancorp./Southern Pines NC	101	4,327	1.1
First Commonwealth Financial Corp.	800	11,176	2.7
Hope Bancorp, Inc.	1,224	15,679	3.8
Independent Bank Corp.	265	22,374	5.5
OFG Bancorp	451	12,430	3.0
Pacific Premier Bancorp, Inc.	194	6,123	1.5
Pathward Financial, Inc.	58	2,497	0.6
Preferred Bank	39	2,910	0.7
Renasant Corp.	115	4,323	1.1
S&T Bancorp, Inc.	730	24,951	6.1
Seacoast Banking Corp. of Florida	146	4,554	1.1
Simmons First National Corp., Class A	1,488	32,111	7.9
Trustmark Corp.	134	4,678	1.1
Verites Holdings, Inc.	100	2,808	0.7
Westamerica Bancorp	58	3,423	0.8
		223,732
Commercial Services & Supplies
Pitney Bowes, Inc.	4,389	16,678	4.1
Consumer Finance
Green Dot Corp., Class A	97	1,535	0.4

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® ESG Screened S&P Small-Cap ETF
	Shares	Value	% of Basket Value
Electronic Equipment, Instruments & Components
Rogers Corp.	39	$ 4,654	1.1%
ScanSource, Inc.	52	1,520	0.4
		6,174
Equity Real Estate Investment Trusts (REITs)
Outfront Media, Inc.	299	4,957	1.2
RPT Realty	175	1,757	0.4
		6,714
Gas Utilities
Chesapeake Utilities Corp.	439	51,881	12.7
Insurance
Employers Holdings, Inc.	392	16,907	4.1
Genworth Financial, Inc., Class A	1,654	8,750	2.1
Horace Mann Educators Corp.	600	22,422	5.5
James River Group Holdings Ltd.	76	1,589	0.4
ProAssurance Corp.	626	10,936	2.7
Safety Insurance Group, Inc.	35	2,949	0.7
Stewart Information Services Corp.	56	2,393	0.6
United Fire Group, Inc.	44	1,204	0.3
		67,150
Multi-Utilities
Avista Corp.	150	6,651	1.6
Oil, Gas & Consumable Fuels
Green Plains, Inc.	381	11,620	2.8
Thrifts & Mortgage Finance
Capitol Federal Financial, Inc.	242	2,093	0.5
Northfield Bancorp., Inc.	86	1,353	0.3
TrustCo Bank Corp.	39	1,466	0.4
		4,912
Water Utilities
Middlesex Water Co.	154	12,115	3.0
Net Value of Reference Entity — HSBC Bank PLC		$409,162
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Central Pacific Financial Corp.	736	$ 14,926	3.7%
	Shares	Value	% of Basket Value
Banks (continued)
Columbia Banking System, Inc.	225	$ 6,779	1.7%
Eagle Bancorp, Inc.	6	264	0.1
First BanCorp/Puerto Rico	1,359	17,287	4.3
First Commonwealth Financial Corp.	1,583	22,115	5.5
Independent Bank Corp.	477	40,273	10.0
National Bank Holdings Corp., Class A	211	8,877	2.2
Pathward Financial, Inc.	199	8,567	2.1
Preferred Bank	165	12,312	3.1
Seacoast Banking Corp. of Florida	475	14,815	3.7
Simmons First National Corp., Class A	158	3,410	0.8
Southside Bancshares, Inc.	61	2,195	0.5
United Community Banks, Inc.	45	1,521	0.4
Veritex Holdings, Inc.	443	12,440	3.1
		165,781
Consumer Finance
Bread Financial Holdings, Inc.	2,115	79,651	19.8
Green Dot Corp., Class A	1,109	17,544	4.3
		97,195
Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	180	2,583	0.6
BRANDYWINE RLTY	332	2,042	0.5
Outfront Media, Inc.	5,459	90,510	22.5
		95,135
Insurance
Genworth Financial, Inc., Class A	6,354	33,613	8.4
Oil, Gas & Consumable Fuels
Green Plains, Inc.	101	3,080	0.8
Thrifts & Mortgage Finance
Capitol Federal Financial, Inc.	11	95	0.0
WSFS Financial Corp.	170	7,708	1.9
		7,803
Net Value of Reference Entity — JPMorgan Chase Bank NA		$402,607

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® ESG Screened S&P Small-Cap ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 38,107,615	$ —	$ —	$ 38,107,615
Short-Term Securities
Money Market Funds	2,142,534	—	—	2,142,534
	$ 40,250,149	$ —	$ —	$ 40,250,149
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 365	$ —	$ —	$ 365
Liabilities
Equity Contracts	—	(12,261)	—	(12,261)
	$ 365	$ (12,261)	$ —	$ (11,896)
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust